INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6.	INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2021 and June 30, 2021:

	December 31,	June 30,
	2021	2021
Customer relationships	$777,375	$777,375
Brand name	1,199,965	1,199,965
Domain name	36,913	36,913
Recipes	1,221,601	1,221,601
Non-compete agreement	274,982	274,982
Internally developed software	217,990	217,990
Total	3,728,826	3,728,826
Less : accumulated amortization	(1,546,009)	(1,387,023)
Net intangibles	$2,182,817	$2,341,803

CUSTOMER RELATIONSHIPS

On August 11, 2015, the Company acquired Gourmet Foods, Ltd. The fair value on the acquired customer relationships was estimated to be $66,153 and is amortized over the remaining useful life of 10 years. On June 2, 2016, the Company acquired Brigadier. The fair value on the acquired customer relationships was estimated to be $434,099 and is amortized over the remaining useful life of 10 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired customer relationships was determined to be $200,000 and is amortized over the remaining useful life of 7 years. On July 1, 2020, our wholly-owned subsidiary, Gourmet Foods, Ltd., acquired Printstock Products Limited. The fair value of the acquired customer relationships was estimated to be $77,123 and is amortized over a useful life of 9 years.

	December 31,	June 30,
	2021	2021
Customer relationships	$777,375	$777,375
Less: accumulated amortization	(413,413)	(369,471)
Total customer relationships, net	$363,962	$407,904

BRAND NAME

On August 11, 2015, the Company acquired Gourmet Foods, Ltd. The fair value on the acquired brand name was estimated to be $61,429 and is amortized over the remaining useful life of 10 years. On June 2, 2016, the Company acquired Brigadier. The fair value on the acquired brand name was estimated to be $340,694 and is amortized over the remaining useful life of 10 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired brand name was determined to be $740,000 and is considered to have an indefinite life. Unlike the brand names Gourmet Foods and Brigadier Security Systems, Original Sprout is an actual product name and recognized associated brand that is identifiable to consumers of the product and is the basis of the value proposition. That brand name will continue to be associated with the product offering unless and until such time in the future as the Company may elect to discontinue the use of the brand and move towards establishment of an alternative product offering. On July 1, 2020, our wholly-owned subsidiary, Gourmet Foods, acquired Printstock Products Limited. The fair value of the brand name was determined to be $57,842 and, like that of Original Sprout, would continue to stay in use for an indefinite period of time. Therefore, the Company will test for impairment of the brand names “Original Sprout” and “Printstock” at each reporting interval with no amortization recognized.

	December 31,	June 30,
	2021	2021
Brand name	$1,199,965	$1,199,965
Less: accumulated amortization	(229,890)	(209,620)
Total brand name, net	$970,075	$990,345

DOMAIN NAME

On August 11, 2015, the Company acquired Gourmet Foods, Ltd. The fair value on the acquired domain name was estimated to be $21,601 and is amortized over the remaining useful life of 5 years. On June 2, 2016, the Company acquired Brigadier. The fair value on the acquired domain name was estimated to be $15,312 and is amortized over the remaining useful life of 5 years. As of December 31, 2021, the fair value of the acquired domain names had been fully amortized.

	December 31,	June 30,
	2021	2021
Domain name	$36,913	$36,913
Less: accumulated amortization	(36,913)	(36,913)
Total brand name, net	$—	$—

RECIPES AND FORMULAS

On August 11, 2015, the Company acquired Gourmet Foods, Ltd. The fair value on the recipes was estimated to be $21,601 and is amortized over the remaining useful life of 5 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired recipes and formulas was determined to be $1,200,000 and is amortized over the remaining useful life of 8 years.

	December 31,	June 30,
	2021	2021
Recipes and formulas	$1,221,601	$1,221,601
Less: accumulated amortization	(627,354)	(551,737)
Total recipes and formulas, net	$594,247	$669,864

NON-COMPETE AGREEMENT

On June 2, 2016, the Company acquired Brigadier. The fair value on the acquired non-compete agreement was estimated to be $84,982 and is amortized over the remaining useful life of 5 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired non-compete agreement was determined to be $190,000 and is amortized over the remaining useful life of 5 years.

	December 31,	June 30,
	2021	2021
Non-compete agreement	$274,982	$274,982
Less: accumulated amortization	(238,439)	(219,282)
Total non-compete agreement, net	$36,543	$55,700

INTERNAL USE SOFTWARE

During the quarter ended December 31, 2020, Marygold began incurring expenses in connection with the internal development of software applications that are planned for eventual integration to its consumer Fintech offering. Certain of these expenses, totaling $217,990 as of December 31, 2021, have been capitalized as intangible assets. Once development has been completed and the product is commercially available, these capitalized costs will be amortized over their useful lives. As of December 31, 2021, no amortization expense has been recorded for these intangible assets.

AMORTIZATION EXPENSE

The total amortization expense for intangible assets for the three and six months ended December 31, 2021 was $76,677 and $158,985, respectively. The total amortization expense for intangible assets for the three and six months ended December 31, 2020 was $85,085 and $171,094, respectively.

Estimated remaining amortization expenses of intangible assets for the next five fiscal years, are as follows:

Years Ending June 30,	Expense
2022	$156,392
2023	292,261
2024	277,378
2025	262,114
2026	150,345
Thereafter	1,044,327
Total	$2,182,817

NOTE 6.	INTANGIBLE ASSETS

Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020
Customer relationships	$777,375	$700,252
Brand name	1,199,965	1,142,122
Domain name	36,913	36,913
Recipes	1,221,601	1,221,601
Internally developed software	217,990	217,990
Non-compete agreement	274,982	274,982
Total	3,728,826	3,593,860
Less : accumulated amortization	(1,387,023)	(1,052,575)
Net intangibles	$2,341,803	$2,541,285

CUSTOMER RELATIONSHIP

On August 11, 2015, the Company acquired Gourmet Foods. The fair value on the acquired customer relationships was estimated to be $66,153 and is amortized over the remaining useful life of 10 years. On June 2, 2016, the Company acquired Brigadier Security Systems. The fair value on the acquired customer relationships was estimated to be $434,099 and is amortized over the remaining useful life of 10 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired customer relationships was determined to be $200,000 and is amortized over the remaining useful life of 7 years. On July 1, 2020, our wholly-owned subsidiary, Gourmet Foods, acquired Printstock Products Limited. The fair value of the acquired customer relationships was estimated to be $77,123 and is amortized over a useful life of 9 years.

	June 30, 2021	June 30, 2020
Customer relationships	$777,375	$700,252
Less: accumulated amortization	(369,471)	(282,304)
Total customer relationships, net	$407,904	$417,948

BRAND NAME

On August 11, 2015, the Company acquired Gourmet Foods. The fair value on the acquired brand name was estimated to be $61,429 and is amortized over the remaining useful life of 10 years. On June 2, 2016, the Company acquired Brigadier Security Systems. The fair value on the acquired brand name was estimated to be $340,694 and is amortized over the remaining useful life of 10 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired brand name was determined to be $740,000 and is considered to have an indefinite life. Unlike the brand names Gourmet Foods and Brigadier Security Systems, Original Sprout is an actual product name and recognized associated brand that is identifiable to consumers of the product and is the basis of the value proposition. That brand name will continue to be associated with the product offering unless and until such time in the future as the Company may elect to discontinue the use of the brand and move towards establishment of an alternative product offering. On July 1, 2020, our wholly-owned subsidiary, Gourmet Foods, acquired Printstock Products Limited. The fair value of the brand name was determined to be $57,842 and, like that of Original Sprout, would continue to stay in use for an indefinite period of time. Therefore, the Company will test for impairment of the brand names “Original Sprout” and “Printstock” at each reporting interval with no amortization recognized.

	June 30, 2021	June 30, 2020
Brand name	$1,199,965	$1,142,122
Less: accumulated amortization	(209,620)	(169,406)
Total brand name, net	$990,345	$972,716

DOMAIN NAME

On August 11, 2015, the Company acquired Gourmet Foods, Ltd. The fair value on the acquired domain name was estimated to be $21,601 and is amortized over the remaining useful life of 5 years. On June 2, 2016, the Company acquired Brigadier Security Systems. The fair value on the acquired domain name was estimated to be $15,312 and is amortized over the remaining useful life of 5 years.

	June 30, 2021	June 30, 2020
Domain name	$36,913	$36,913
Less: accumulated amortization	(36,913)	(33,744)
Total brand name, net	$—	$3,169

RECIPES AND FORMULAS

On August 11, 2015, the Company acquired Gourmet Foods. The fair value on the recipes was estimated to be $21,601 and is amortized over the remaining useful life of 5 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired recipes and formulas was determined to be $1,200,000 and is amortized over the remaining useful life of 8 years.

	June 30, 2021	June 30, 2020
Recipes and formulas	$1,221,601	$1,221,601
Less: accumulated amortization	(551,737)	(401,366)
Total recipes and formulas, net	$669,864	$820,235

NON-COMPETE AGREEMENT

On June 2, 2016, the Company acquired Brigadier Security Systems. The fair value on the acquired non-compete agreement was estimated to be $84,982 and is amortized over the remaining useful life of 5 years. On December 18, 2017 the Company’s wholly-owned subsidiary, Kahnalytics, Inc., acquired the assets of Original Sprout LLC. The fair value of the acquired non-compete agreement was determined to be $190,000 and is amortized over the remaining useful life of 5 years.

	June 30, 2021	June 30, 2020
Non-compete agreement	$274,982	$274,982
Less: accumulated amortization	(219,282)	(165,755)
Total non-compete agreement, net	$55,700	$109,227

INTERNALLY DEVELOPED SOFTWARE

During the first quarter of 2020, Marygold began incurring expenses in connection with the internal development of software applications that are planned for eventual integration to its consumer Fintech offering. Certain of these expenses, totaling $217,990 as of June 30, 2021 and June 30, 2020, have been capitalized as intangible assets. Once development has been completed and the product is commercially viable, these capitalized costs will be amortized over their useful lives. As of June 30, 2021, no amortization expense has been recorded for these intangible assets.

AMORTIZATION EXPENSE

The total amortization expense for intangible assets for the years ended June 30, 2021 and June 30, 2020 was $334,448 and $336,428, respectively.

Estimated amortization expenses of intangible assets for the next five years ending June 30, are as follows:

Years Ending June 30,	Expense
2022	$315,378
2023	295,077
2024	277,378
2025	262,114
2026	150,345
Thereafter	1,041,511
Total	$2,341,803